Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Cash flows from operating activities:
Net income	$ 2,724	$ 12,610	$ 1,784
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	5,239	3,566	4,286
Depreciation	569	515	451
Stock-based compensation	2,185	1,227	921
Deferred taxes and other non-cash taxes	(934)	(8,270)	(173)
Impairment on investment	0	106	0
Non-cash portion of debt extinguishment loss	0	0	166
Non-cash restructuring, impairment and disposal charges	133	21	71
Non-cash interest expense	90	24	24
Other	(125)	37	7
Changes in assets and liabilities, net of acquisitions and disposals:
Trade accounts receivable, net	486	(652)	(267)
Inventory	250	417	(39)
Accounts payable	(42)	(325)	(97)
Employee compensation and benefits	(294)	6	109
Contributions to defined benefit pension plans	0	(130)	(361)
Other current assets and current liabilities	(283)	369	(490)
Other long-term assets and long-term liabilities	(301)	(641)	159
Net cash provided by operating activities	9,697	8,880	6,551
Cash flows from investing activities:
Acquisitions of businesses, net of cash acquired	(16,033)	(4,800)	(40)
Proceeds from sales of businesses	957	773	10
Purchases of property, plant and equipment	(432)	(635)	(1,069)
Proceeds from disposals of property, plant and equipment	88	239	441
Purchases of investments	(5)	(249)	(207)
Proceeds from sales and maturities of investments	5	54	200
Other	(2)	(56)	(9)
Net cash used in investing activities	(15,422)	(4,674)	(674)
Cash flows from financing activities:
Proceeds from long-term borrowings	28,793	0	17,426
Repayment of debt	(16,800)	(973)	(13,668)
Other borrowings	1,241	0	0
Dividend and distribution payments on common stock and exchangeable limited partnership units	(4,235)	(2,998)	(1,745)
Repurchases of common stock - repurchase program	(5,435)	(7,258)	0
Shares repurchased for tax withholdings on vesting of equity awards	(972)	(56)	0
Issuance of preferred stock, net	3,679	0	0
Issuance of common stock	253	212	257
Other	(36)	(45)	(40)
Net cash provided by (used in) financing activities	6,488	(11,118)	2,230
Net change in cash and cash equivalents	763	(6,912)	8,107
Cash and cash equivalents at beginning of period	4,292	11,204	3,097
Cash and cash equivalents at end of period	5,055	4,292	11,204
Supplemental disclosure of cash flow information:
Cash paid for interest	1,287	547	310
Cash paid for income taxes	$ 741	$ 512	$ 349